Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Variable Interest Entities [Line Items]
Total current assets	$ 4,473,959	$ 6,574,155
Total assets	6,034,666	10,151,053	$ 6,556,885
Total current liabilities	1,710,114	3,471,445
Total liabilities	2,241,142	5,132,877
Net revenues	3,105,246	4,276,539	3,578,682
Net income	(1,187,721)	334,414	413,333
Net cash provided by operating activities	(1,280,453)	1,130,085	804,455
Net cash used in investing activities	1,168,532	(2,177,639)	(1,256,370)
Net cash used in financing activities	(230,858)	1,654,084	(17,862)
Variable interest entities (VIEs) [Member]
Variable Interest Entities [Line Items]
Total current assets	1,909,663	3,695,432
Total non-current assets	1,221,847	3,207,820
Total assets	3,131,510	6,903,252
Total current liabilities	1,676,989	3,407,246
Total non-current liabilities	461,891	1,346,885
Total liabilities	2,138,880	4,754,131
Net revenues	3,093,340	4,270,169	3,453,555
Net income	(1,116,151)	663,099	575,210
Net cash provided by operating activities	(1,517,697)	1,046,695	675,015
Net cash used in investing activities	1,174,720	(789,120)	(780,310)
Net cash used in financing activities	$ 155,451	$ (16,658)	$ (45,188)